SHAREHOLDERS EQUITY - Schedule of receivable (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance		R$ 255,777	R$ 161,147
Proposed dividends		1,295,422	899,999
Proposed interest on own capital			588,078
Income tax			(88,256)
Discontinued operation			(62,699)
Other movements		(84,945)	(81,053)
Dividends received		(1,312,706)	(1,161,439)
Ending balance		153,548	255,777
Investments in associates [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	35,836	161,147
Proposed dividends	[1]	1,175,775	273,346
Proposed interest on own capital	[1]
Income tax	[1]
Discontinued operation	[1]		(62,699)
Other movements	[1]	(84,945)	(81,053)
Dividends received	[1]	(1,018,794)	(254,905)
Ending balance	[1]	107,872	35,836
Investments in joint venture [Member]
Disclosure of classes of share capital [line items]
Beginning balance		219,941
Proposed dividends		119,647	626,653
Proposed interest on own capital			588,078
Income tax			(88,256)
Discontinued operation
Other movements
Dividends received		(293,912)	(906,534)
Ending balance		R$ 45,676	R$ 219,941

[1]	See composition of the balance in note 9.1.b